Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS
As a result of the FDA's approval of the NDA for ILUVIEN in September 2014, the Company was required to pay pSivida US, Inc. (pSivida) a milestone payment of $25,000,000 (the pSivida Milestone Payment) in October 2014 (see Note 8). The Company had no intangible assets prior to September 2014.
The gross carrying amount of the intangible asset was $25,000,000, which is being amortized over approximately 13 years from the acquisition date. The amortization expense related to the intangible asset was $479,000 for the three months ended March 31, 2015. The net book value of the intangible asset was $24,011,000 and $24,490,000 as of March 31 2015 and December 31, 2014, respectively.
The estimated future amortization expense as of March 31, 2015 for the remaining periods in the next five years and thereafter is as follows (in thousands):

Ending December 31
2015	$1,461
2016	1,940
2017	1,940
2018	1,940
2019	1,940
Thereafter	14,790
Total	$24,011

INTANGIBLE ASSETS
The Company had no intangible assets as of December 31, 2013. As a result of the FDA's approval of ILUVIEN in September 2014, the Company was required to pay pSivida US, Inc. (pSivida) a milestone payment of $25,000,000 (the pSivida Milestone Payment) in October 2014 (see Note 8).
The gross carrying amount of the intangible asset is $25,000,000, which is being amortized over approximately 13 years from the acquisition date. The net book value of the intangible asset was $24,490,000 as of December 31, 2014, and amortization expense was $510,000 for the year ended December 31, 2014.
The estimated remaining amortization as of December 31, 2014 is as follows (in thousands):

Years Ending December 31
2015	$1,940
2016	1,940
2017	1,940
2018	1,940
2019	1,940
Thereafter	14,790
Total	$24,490